Vessels and Vessels held for sale (Tables)	6 Months Ended
Jun. 30, 2018
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(98,236)	27,716	(70,520)
- Transfer to vessels held for sale	(23,013)	3,138	(19,875)
- Depreciation	-	(2,798)	(2,798)
- Impairment charges	(15,626)	-	(15,626)
Balance, June 30, 2018	$110,452	$(17,963)	$92,489